Equity - Schedule of Outstanding Share Purchase Warrants (Details)	12 Months Ended
	Mar. 31, 2025 shares	Mar. 31, 2024 shares
Schedule of Outstanding Share Purchase Warrants and Fair Value [Abstract]
Number of warrants outstanding, Balance	32,900,000	32,600,000
Early termination (in Shares)	(14,000,000)
Number outstanding, Issued for the year (in Shares)		300,000
Number of warrants outstanding, Balance	18,900,000	32,900,000